Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Financial assets [abstract]
Loans and advances at amortised cost	£ 144,664		£ 136,959
Reverse repurchase agreements and other similar secured lending	7,865		1,613
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing	(5,992)		(7,378)
Debt securities in issue	(42,251)		(39,063)
Subordinated liabilities	(36,368)	[1]	(35,327)	[1]	£ (24,193)
Fair value [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending	7,865		1,613
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing	(5,992)		(7,378)
Debt securities in issue	(42,247)		(39,083)
Subordinated liabilities	(36,905)		(36,174)
Fair value [member] | Financial liabilities at amortised cost, class [member]
Financial liabilities [abstract]
Banks	(19,579)		(15,569)
Current and demand accounts	(78,961)		(77,264)
Savings accounts	(27,008)		(26,980)
Other time deposits	(89,569)		(79,524)
Fair value [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	12,242		12,592
Fair value [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances at amortised cost	34,951		33,115
Fair value [member] | Financial assets at amortised cost [member] | Finance lease receivables [member]
Financial assets [abstract]
Loans and advances at amortised cost	2,178		2,057
Fair value [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	95,053		89,671
Gross carrying amount [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending	7,865		1,613
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing	(5,992)		(7,378)
Debt securities in issue	(42,251)		(39,063)
Subordinated liabilities	(36,368)		(35,327)
Gross carrying amount [member] | Financial liabilities at amortised cost, class [member]
Financial liabilities [abstract]
Banks	(19,579)		(15,569)
Current and demand accounts	(78,961)		(77,264)
Savings accounts	(27,008)		(26,980)
Other time deposits	(89,577)		(79,524)
Gross carrying amount [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	12,818		13,160
Gross carrying amount [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances at amortised cost	34,035		31,921
Gross carrying amount [member] | Financial assets at amortised cost [member] | Finance lease receivables [member]
Financial assets [abstract]
Loans and advances at amortised cost	2,035		1,886
Gross carrying amount [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	£ 95,776		£ 89,992

[1]	For notes to the Financial Statements see pages 19 to 44